Consolidated Statements of Changes in Equity and Comprehensive Income (USD $) In Millions	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest	Comprehensive Income
Balance at Dec. 31, 2007	$ 972.50	$ 1.53	$ 622.80	$ 298.70	$ 31.60	$ 17.90
New issuance of ADS	51.60	0.01	51.60
New issuance of ADS, shares		1.3
Net unrealized gain under cash flow hedge	(4.8)				(4.8)		(4.8)
Exercise of stock options and restricted shares	3.40	0.02	3.30
Exercise of stock options and restricted shares, shares		1.5
Share based compensation	11.4		11.4
Adjustment for adoption of ASC470-20	84.9		140.7	(55.8)			(55.8)
Net income	31.0			88.2		(1.4)	88.2
Foreign currency translation adjustments and others	38.5				36.6	1.9	36.6
Noncontrolling interest acquisition and capital injection	(9.9)					(9.9)
Balance at Dec. 31, 2008	1,234.40	1.56	829.80	331.10	63.40	8.50	64.20
Balance, shares at Dec. 31, 2008		155.9
New issuance of ADS	277.10	0.23	276.90
New issuance of ADS, shares		23.0
Net unrealized gain under cash flow hedge	4.8				4.8		4.8
Exercise of stock options and restricted shares	1.40	0.01	1.40
Exercise of stock options and restricted shares, shares		0.3
Share based compensation	6.6		6.6
Net income	85.7			85.6		0.1	85.6
Foreign currency translation adjustments and others	(3.3)				(3.3)		(3.3)
Noncontrolling interest acquisition and capital injection	6.1					6.1
Balance at Dec. 31, 2009	1,612.80	1.80	1,114.70	416.70	64.90	14.70	87.10
Balance, shares at Dec. 31, 2009		179.2
Net realized loss under cash flow hedge	(19.0)				(19.0)		(19.0)
Exercise of stock options and restricted shares	0.80		0.80
Exercise of stock options and restricted shares, shares		0.8
Share based compensation	14.9		14.9
Net income	237.9			236.9		1.0	236.9
Foreign currency translation adjustments and others	31.2				31.6	(0.4)	31.6
Appropriation for current year	(0.5)					(0.5)
Noncontrolling interest acquisition and capital injection	2.1		4.4			(2.3)
Balance at Dec. 31, 2010	$ 1,880.20	$ 1.80	$ 1,134.80	$ 653.60	$ 77.50	$ 12.50	$ 249.50
Balance, shares at Dec. 31, 2010		180.0